Consolidated Condensed Statements of Cash Flows (Unaudited) - AUD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (6,741,564)	$ (26,854,552)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	969,671	2,785,635
Impairment of definite-lived intangible assets	0	11,014,785
Stock-based compensation expense	198,356	319,402
Non-cash lease expense	57,814	160,321
Unrealized foreign exchange (gains)/losses	28,046	159,175
Change in assets and liabilities:	1,176,493	472,844
Increase (Decrease) in Other Operating Liabilities	(5,739,912)	0
Inventories	(1,235,752)	(998,677)
Prepayments and other assets	310,100	(1,107,213)
Other non-current assets	(1,214)	(50,410)
Contract liabilities	31,598	(33,895)
Employee entitlements	65,357	180,440
Accounts payable and accrued expenses	(1,385,051)	195,680
Net cash used in operating activities	(14,619,044)	(14,702,153)
us-gaap_NetCashProvidedByUsedInInvestingActivities	(1,473,367)	(1,565,144)
Purchases of property, plant and equipment	(1,473,367)	(1,565,144)
Cash flows from financing activities:	1,100,504	1,002,404
Proceeds from borrowings	1,056,059	1,002,404
Proceeds from the issuance of common stock, net of issuance costs	(29,580)	24,972,897
Other	(8,814)	38,379
Net cash provided by financing activities	(82,839)	25,011,276
Net increase/(decrease) in cash, cash equivalents and restricted cash	(16,175,250)	8,743,979
Cash, cash equivalents and restricted cash at beginning of period	26,824,851	18,099,219
Effect of exchange rate fluctuations on the balances of cash held in foreign currencies	(54,172)	(18,347)
Cash, cash equivalents and restricted cash at end of period	$ 10,595,429	$ 26,824,851